SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENT	SUBSEQUENT EVENTOn February 17, 2021, the Company declared a quarterly cash dividend of $0.05 per common share, payable on March 31, 2021 to holders of record at the close of business on March 5, 2021 for estimated total dividends of $11.0 million.